Share-Based Compensation - Narrative (Details) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	Jul. 31, 2021	May 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved			61,560,172		107,435,982	28,799,554
Weighted-average grant date fair value (in dollars per share)			$ 0	$ 2.35
Intrinsic value of stock options exercised in period			$ 5,901,000	$ 17,510,000	$ 14,161,000	$ 1,030,000
Grant date fair value of stock options vested in period			5,736,000	2,495,000
Share-based compensation expense					0
Share-based compensation, unvested stock options			18,892,000
Pre-close issuance common stock for services			621,000
Cash proceeds received			$ 1,554,000		$ 785,000
Fair value of option (in dollars per share)			$ 2.27		$ 2.19
Additional Paid-In Capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-close issuance common stock for services			$ 621,000
Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense					$ 1,233,000
2018 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved			0
2022 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved			12,899,504
Automatic increase period			10 years
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					4 years
Share-based compensation expense			$ 148,000	148,000	$ 890,000	915,000
Share-based compensation, unvested stock options			$ 223,000		371,000
Period for recognition			3 months
Aggregate exercise price			$ 135,000		$ 0
Shares outstanding (in shares)			520,489		0
Employee Stock | 2022 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved			4,072,000
Number of shares issued under plan (in shares)			4,072,000
Percentage of outstanding stock			1.00%
Common Stock | 2022 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of outstanding stock			3.00%
Performance and Market Condition-Based Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years
Share-based compensation expense			$ 4,564,000
Share-based compensation, unvested stock options			$ 2,532,000
Shares granted in period (in shares)		3,122,931
Shares granted in period, (in dollars per share)		$ 3.9760
Total proceeds threshold		$ 250,000
Trading day period		20 days
Lock up period			180 days
Fair value of option (in dollars per share)			$ 2,270
Performance and Market Condition-Based Option | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted in period (in shares)		1,040,976
Aggregate exit proceeds fair market value (in dollars per share)		$ 9.94
Interest thresholds percentage		20.00%
Performance and Market Condition-Based Option | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted in period (in shares)		1,040,976
Aggregate exit proceeds fair market value (in dollars per share)		$ 14.91
Interest thresholds percentage		30.00%
Performance and Market Condition-Based Option | Share-based Payment Arrangement, Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted in period (in shares)		1,040,979
Aggregate exit proceeds fair market value (in dollars per share)		$ 19.88
Interest thresholds percentage		35.00%
Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years		4 years
Expiration period			10 years		10 years
Share-based compensation expense			$ 7,757,000	$ 991,000	$ 6,433,000	$ 3,558,000
Period for recognition			2 years 6 months 25 days
Share-based Payment Arrangement, Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested stock expiration period			3 months
Share-based Payment Arrangement, Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested stock expiration period			5 years
Directors Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense			$ 1,233,000
Shares granted in period (in shares)	499,669
Shares granted in period, (in dollars per share)	$ 5.43